Acquisition and sale of businesses and brands and purchase of non-controlling interests (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
Schedule of fair value of net assets acquired and cash consideration paid in business combination	Fair value of net assets acquired and cash consideration paid in respect of the acquisition of subsidiaries in the three years ended 30 June 2026 were as follows:

Net assets acquired and consideration
	2026 $ million	2025 $ million	2024 $ million
Brands and other intangibles	8	66	—
Property, plant and equipment	—	1	—
Inventories	—	4	—
Other working capital	—	1	—
Deferred tax	(2)	—	—
Borrowings	—	(3)	—
Cash	—	2	—
Fair value of assets and liabilities	6	71	—
Goodwill arising on acquisition	(4)	46	—
Non-controlling interests	(2)	—	—
Step acquisitions	—	(54)	—
Consideration payable	—	63	—
Satisfied by:
Cash consideration paid	—	(29)	—
Contingent consideration payable	—	(12)	—
Deferred consideration payable	—	(22)	—
	—	(63)	—

Schedule of cash consideration paid in respect of acquisition of business and purchases of shares of non-controlling interests	Cash consideration paid in respect of the acquisition of businesses and purchase of shares of non-controlling interests in the three years ended 30 June 2026 were as follows:

	Consideration
	2026 $ million	2025 $ million	2024 $ million
Acquisitions in the year - subsidiaries
Cash consideration paid	—	(29)	—
Cash acquired	—	2	—
Prior year acquisitions - subsidiaries
Other consideration	(23)	(8)	(6)
Investments in associates
Cash consideration paid - increase in ownership interest	—	(2)	(5)
Capital injection(1)	(47)	(82)	(128)
Net cash outflow on acquisition of businesses	(70)	(119)	(139)
Purchase of shares of non-controlling interests	—	(9)	(223)
Total net cash outflow	(70)	(128)	(362)
(1)Additional investments in a number of Distill Ventures associates

Schedule of cash consideration received and net assets disposed of in sale of businesses	Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the three years ended 30 June 2026 were as follows:

	Diageo Operations Italy S.p.A. $ million	Other $ million	2026 $ million	2025 $ million	2024 $ million
Sale consideration
Cash received	120	221	341	185	116
Cash disposed of	—	—	—	(11)	(20)
Transaction and other directly attributable costs paid	(2)	(51)	(53)	(31)	(9)
Net cash received	118	170	288	143	87
Deferred consideration receivable	—	—	—	4	32
Investment in associates received	—	—	—	25	—
Transaction costs payable and other directly attributable items	25	(12)	13	(54)	(24)
	143	158	301	118	95
Net (assets)/liabilities disposed of
Brands	—	—	—	(83)	(167)
Other non-current assets	—	—	—	—	(3)
Assets and liabilities held for sale	(144)	(97)	(241)	20	—
Inventories	—	—	—	(13)	(11)
Other working capital	—	—	—	(1)	3
Corporate tax	—	—	—	—	2
Deferred tax	—	—	—	—	37
	(144)	(97)	(241)	(77)	(139)
Less non-controlling interest	—	28	28	(9)	—
Hyperinflationary adjustment recycled from other comprehensive income	—	22	22	—	—
Impairment charge recognised for prospective sale of Guinness Ghana	—	—	—	(97)	—
Exchange recycled from other comprehensive income	(6)	(102)	(108)	(179)	(26)
(Loss)/gain on disposal before taxation	(7)	9	2	(244)	(70)
Taxation	—	(18)	(18)	(3)	1
(Loss)/gain on disposal after taxation	(7)	(9)	(16)	(247)	(69)
Cash consideration received or paid in respect of the disposal of businesses and brands in the three years ended 30 June 2026 were as follows:

	Diageo Operations Italy S.p.A. $ million	Other $ million	2026 $ million	2025 $ million	2024 $ million
Net cash received as included in net cashflow from investing activities	118	170	288	143	87
Cash included in disposed assets and liabilities held for sale	(127)	(14)	(141)	5	—
Net cash flow from sale of businesses and brands	(9)	156	147	148	87

Schedule of assets and liabilities held for sale

	2026 $ million	2025 $ million
Intangible assets	70	1
Property, plant and equipment	582	146
Other financial assets	4	—
Inventories	124	50
Trade and other receivables	179	40
Corporate tax receivables	25	2
Cash	161	18
Assets held for sale	1,145	257
Trade and other payables	(330)	(137)
Provisions	(18)	—
Deferred tax liabilities	(61)	(40)
Bank overdrafts	—	(4)
Loans and leases	(272)	(5)
Post-employment benefit liabilities	—	(7)
Liabilities held for sale	(681)	(193)
Total	464	64